Financial information of parent company - Statement of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ifrs Statement [Line Items]
Revenue	$ 3,101,175	$ 2,914,180	$ 2,236,415
General and administration expenses	(197,899)	(157,371)	(213,177)
Profit from operations	124,895	339,206	222,004
Interest income	27,090	11,243	5,199
Finance costs	(18,021)	(23,037)	(12,218)
Foreign exchange gains or losses	(12,694)	(1,640)	(26,349)
Other gains or losses, net	16,499	(2,113)	55,611
Profit before tax	128,269	309,882	230,864
Income tax benefit (expense)	(1,846)	6,552	(8,541)
Profit for the year	126,423	316,434	222,323
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	23,213	(19,031)	(8,185)
Change in value of available-for-sale financial assets	(2,381)	807	452
Cash flow hedges	35,143	(34,627)
Share of other comprehensive income of joint ventures accounted for using equity method	17,646
Other	(131)	1	130
Items that will not be reclassified to profit or loss
Actuarial gains or losses on defined benefit plans	(436)	1,520
Total comprehensive income (loss) for the year	199,477	265,104	214,720
Parent company
ifrs Statement [Line Items]
Revenue	0	0	0
General and administration expenses	(47,354)	(50,739)	(51,682)
Profit from operations	(47,354)	(50,739)	(51,682)
Interest income	2,670	1,154	474
Finance costs	(14,956)	(24,194)	(12,477)
Foreign exchange gains or losses	63,087	(15,269)	(2,848)
Share of profits of subsidiaries	169,880	477,510	321,199
Share of profits of associates	2,868	1,455	322
Other gains or losses, net	3,484	(13,287)	(1,577)
Profit before tax	179,679	376,630	253,411
Income tax benefit (expense)	0	0	0
Profit for the year	179,679	376,630	253,411
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	21,590	(18,131)	(8,185)
Change in value of available-for-sale financial assets	(2,356)	798	447
Cash flow hedges	35,143	(34,627)
Share of other comprehensive income of joint ventures accounted for using equity method	17,646
Other	(131)	1	130
Items that will not be reclassified to profit or loss
Actuarial gains or losses on defined benefit plans	(436)	1,520
Total comprehensive income (loss) for the year	$ 251,135	$ 326,191	$ 245,803